Employee Benefit Expenses (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
Employee Benefit Expenses [Abstract]
Employee benefit expenses	¥ 1,892	$ 261	¥ 2,168